Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Realized (Gain) Loss	$ 697	$ (155)	$ 1,166	$ (76)
Discontinued Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (Gain) Loss				$ 16